As filed with the Securities and Exchange Commission
on April 8, 2021

1933 Act File No. 333-215607

1940 Act File No. 811-23227

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 19

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 25

Syntax ETF Trust

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 880-0200

(Name and Address of Agent for Service)	Copy to:
Carly Arison One Liberty Plaza, 46th Floor New York, NY 10006	Kathleen H. Moriarty Counsel to the Trust Chapman & Cutler LLP 1270 Avenue of the Americas, 30th Floor New York, New York 10020

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b); or

[X]	on (May 6, 2021) pursuant to paragraph (b); or

[ ]	60 days after filing pursuant to paragraph (a)(1); or

[ ]	on (date) pursuant to paragraph (a)(1); or

[ ]	75 days after filing pursuant to paragraph (a)(2); or

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SYNTAX ETF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for the Syntax Stratified Europe and Asia Developed Markets ETF (“Fund”), Syntax Stratified Emerging Markets ETF (“Fund”) and Syntax Stratified 1000 ETF (“Fund”) are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 29th, 2020, accession number 0001398344-20-025157 (“PEA No. 22”).

Part B: The Statement of Additional Information for Syntax Stratified Europe and Asia Developed Markets ETF (“Fund”), Syntax Stratified Emerging Markets ETF (“Fund”) and Syntax Stratified 1000 ETF (“Fund”) are incorporated herein by reference to PEA No. 22.

Part C: Incorporated herein by reference to PEA No. 22.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 6, 2021, the effectiveness of the registration statement for the Syntax Stratified Europe and Asia Developed Markets ETF (“Fund”), Syntax Stratified Emerging Markets ETF (“Fund”) and Syntax Stratified 1000 ETF (“Fund”), filed in Post-Effective Amendment No. 22 on December 29, 2020, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-215607 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 8th day of April 2021.

SYNTAX ETF TRUST

(Registrant)

By:	/s/ Rory B. Riggs

Rory B. Riggs

Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Rory B. Riggs	Chief Executive Officer (Principal Executive Officer) and Trustee	April 8, 2021
Rory B. Riggs

/s/ David Jaffin	Treasurer (Principal Financial Officer)	April 8, 2021
David Jaffin

/s/ Kathy Cuocolo*	President and Trustee	April 8, 2021
Kathy Cuocolo

/s/ Deborah Fuhr*	Trustee	April 8, 2021
Deborah Fuhr

/s/ George Hornig*	Trustee	April 8, 2021
George Hornig

/s/ Richard Lyons*	Trustee	April 8, 2021
Richard Lyons

/s/ Stewart Myers*	Trustee	April 8, 2021
Steward Myers

* by: /s/ Carly Arison	Secretary	April 8, 2021
Carly Arison **

(**	Secretary and attorney-in-fact pursuant to power of attorney previously filed.)